Goodwill and Intangible Assets - Schedule of Acquired Intangible Assets (Detail) (Core Deposit and Other Intangibles [Member], USD $) In Thousands, unless otherwise specified	Dec. 31, 2014	Dec. 31, 2013
Core Deposit and Other Intangibles [Member]
Acquired Finite-Lived Intangible Assets [Line Items]
Gross Carrying Amount	$ 6,688	$ 11,619
Accumulated Amortization	$ 5,165	$ 9,326